PENSION AND OTHER POSTEMPLOYMENT BENEFITS - Schedule of Pension Investments Measured at Fair Value (Details) - First Energy [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 5,941	$ 6,249
Asset Allocation	100.00%	100.00%
Excluded from total investments	$ 26	$ 47
Pension | Investments Excluding in Investments at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 3,888	$ 4,130
Asset Allocation	65.00%	66.00%
Pension | Cash and short-term securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 402	$ 1,173
Asset Allocation	7.00%	19.00%
Pension | Public equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 1,982	$ 1,590
Asset Allocation	33.00%	25.00%
Pension | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 1,507	$ 1,425
Asset Allocation	25.00%	23.00%
Pension | Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ (3)	$ (58)
Asset Allocation	0.00%	(1.00%)
Pension | Private - equity and debt funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 1,278	$ 1,273
Asset Allocation	22.00%	20.00%
Pension | Insurance-linked securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 7	$ 39
Asset Allocation	0.00%	1.00%
Pension | Hedge funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 270	$ 253
Asset Allocation	5.00%	4.00%
Pension | Real estate funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 498	$ 554
Asset Allocation	8.00%	9.00%
Pension | Level 1 | Investments Excluding in Investments at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 1,955	$ 1,490
Pension | Level 1 | Cash and short-term securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	0	0
Pension | Level 1 | Public equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	1,976	1,585
Pension | Level 1 | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	0	0
Pension | Level 1 | Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	(21)	(95)
Pension | Level 2 | Investments Excluding in Investments at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	1,933	2,640
Pension | Level 2 | Cash and short-term securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	402	1,173
Pension | Level 2 | Public equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	6	5
Pension | Level 2 | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	1,507	1,425
Pension | Level 2 | Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	18	37
Pension | Level 3 | Investments Excluding in Investments at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	0	0
Pension | Level 3 | Cash and short-term securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	0	0
Pension | Level 3 | Public equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	0	0
Pension | Level 3 | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	0	0
Pension | Level 3 | Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	0	0
OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 630	$ 572
Asset Allocation	100.00%	100.00%
Excluded from total investments	$ (13)	$ (5)
OPEB | Cash and short-term securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 128	$ 112
Asset Allocation	20.00%	20.00%
OPEB | Public equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 361	$ 314
Asset Allocation	57.00%	55.00%
OPEB | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 141	$ 146
Asset Allocation	23.00%	25.00%
OPEB | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 361	$ 314
OPEB | Level 1 | Cash and short-term securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	0	0
OPEB | Level 1 | Public equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	361	314
OPEB | Level 1 | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	0	0
OPEB | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	269	258
OPEB | Level 2 | Cash and short-term securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	128	112
OPEB | Level 2 | Public equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	0	0
OPEB | Level 2 | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	141	146
OPEB | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	0	0
OPEB | Level 3 | Cash and short-term securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	0	0
OPEB | Level 3 | Public equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	0	0
OPEB | Level 3 | Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension investments measured at fair value	$ 0	$ 0